Capital Stock - Series A Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Jan. 22, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2008	Aug. 20, 2008	Jan. 15, 2008	Sep. 30, 2014
Class of Stock [Line Items]
Exercise price		0.15
Common Stock [Member]
Class of Stock [Line Items]
Conversion of convertible shares	8,000,000	8,000,000	2,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of Series A Preferred Shares in Series A units					1
Warrants exercisable					$ 0.50
Number of Warrants in Series A Units					2
Convertible shares of common stock							$ 1.00
Common stock at market price on the first finance closing limit							1
Exercise price		0.25
Conversion of convertible shares				500,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Series A Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Total number of shares of common stock sold					5,000,000
Series A Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Total number of shares of common stock sold					1,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Total number of shares of common stock sold						3,000,000
Convertible shares of common stock	0.25					$ 0.25
Preferred stock, shares issued		0	2,000,000					0
Preferred stock, shares outstanding		0	2,000,000					0
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of convertible shares				2,000,000